Recapitalization (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 18, 2024	Mar. 31, 2024	Dec. 31, 2023
Recapitalization [Line Items]
Gross proceeds	$ 2,000,000
Transaction costs			$ 419,174
Warrants issued			42,937
Shares redemption		952,924	952,924
Other fees		$ 12,600,000
Business Combination [Member]
Recapitalization [Line Items]
Gross proceeds		$ 12,600,000	$ 12,600,000
Transaction costs			$ 12,600,000
Public Warrants [Member]
Recapitalization [Line Items]
Warrants issued		11,500,000	11,500,000
Warrants [Member]
Recapitalization [Line Items]
Warrants issued		10,050,000	10,050,000
Class A Common Stock [Member]
Recapitalization [Line Items]
Aggregate payment		$ 10,664,281	$ 10,664,281